Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized Cost [Abstract]
Due in one year or less	$ 5,008
Due in one year through five years	142,292
Due after five years through ten years	15,066
Due after ten years	0
Amortized Cost	631,590	$ 608,486
Fair Value [Abstract]
Due in one year or less	4,998
Due in one year through five years	139,946
Due after five years through ten years	14,563
Due after ten years	0
Fair Value	620,325	601,002
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	378,068
Amortized Cost	378,068	416,625
Fair Value [Abstract]
Securities, fair value	372,308
Fair Value	372,308	411,729
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	81,026
Amortized Cost	81,026	92,620
Fair Value [Abstract]
Securities, fair value	78,499
Fair Value	78,499	90,416
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Amortized Cost [Abstract]
Securities, amortized cost	10,130
Amortized Cost	10,130	10,422
Fair Value [Abstract]
Securities, fair value	10,011
Fair Value	$ 10,011	$ 10,180